Cover	Nov. 04, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-39382
Entity Registrant Name	HPX CORP.
Entity Central Index Key	0001809353
Entity Tax Identification Number	98-1550444
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1000 N. West Street, Suite 1200
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	302
Local Phone Number	295-4929
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A ordinary shares, par value $0.0001 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	HPX
Security Exchange Name	NYSEAMER
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	HPX.WS
Security Exchange Name	NYSEAMER
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	HPX.U
Security Exchange Name	NYSEAMER